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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         -----------------------------------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ James J. Finnegan          Boston, Massachusetts    May 9, 2011
  -------------------------------    ---------------------    -----------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                   Pioneer Investment Management, Inc.
        ---------------         ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 53
                                        --------------------

Form 13F Information Table Value Total: 3,779,020
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

    1         028-06536                 AEW Capital Management, Inc.
    ------        -----------------     -------------------------------------
    2         028-06808                 Natixis Global Asset Management, L.P.
    ------        -----------------     -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    3/31/2011

                          TITLE                                                                           VOTING AUTHORITY
                            OF              VALUE       SH or    SH/  PUT/   INVESTMENT    OTHER   ------------------------------
     NAME OF ISSUER       CLASS   CUSIP    (X$1000)    PRN AMT   PRN  Call   DISCRETION   MANAGERS    SOLE    SHARED     NONE
---------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities  COM   015271109     60,860     780,553  SH       Shared-Defined  01 02      582,953      -      197,600
AMB Property Corp         COM   00163T109    118,918   3,306,026  SH       Shared-Defined  01 02    2,533,026      -      773,000
American Assets Trust     COM   024013104     19,863     933,860  SH       Shared-Defined  01 02      785,734      -      148,126
American Campus
 Communities              COM   024835100     20,170     611,200  SH       Shared-Defined  01 02      545,100      -       66,100
Associated Estates Realty COM   045604105      2,461     155,000  SH       Shared-Defined  01 02      155,000      -            -
Avalon Bay Communities    COM   053484101    213,434   1,777,432  SH       Shared-Defined  01 02    1,382,563      -      394,869
Biomed Realty Trust Inc.  COM   09063H107     56,393   2,964,932  SH       Shared-Defined  01 02    2,529,532      -      435,400
Boston Properties Inc.    COM   101121101    234,622   2,473,607  SH       Shared-Defined  01 02    1,911,807      -      561,800
Brookfield Asset Mgmt Cl
 A                        COM   112585104     20,547     633,000  SH       Shared-Defined  01 02      443,000      -      190,000
Brookfield Properties     COM   112900105     28,519   1,609,404  SH       Shared-Defined  01 02    1,260,404      -      349,000
Camden Property Trust     COM   133131102     73,730   1,297,607  SH       Shared-Defined  01 02    1,087,107      -      210,500
Campus Crest Communities
 Inc                      COM   13466Y105     14,349   1,212,900  SH       Shared-Defined  01 02      996,700      -      216,200
Commonwealth REIT         COM   203233101      2,597     100,000  SH       Shared-Defined  01 02      100,000      -            -
Coresite Realty Corp.     COM   21870Q105     10,195     643,600  SH       Shared-Defined  01 02      541,100      -      102,500
Corporate Office
 Properties               COM   22002T108     15,363     425,100  SH       Shared-Defined  01 02      361,700      -       63,400
DCT Industrial Trust Inc. COM   233153105     31,406   5,658,796  SH       Shared-Defined  01 02    4,652,896      -    1,005,900
Developers Diversified    COM   251591103     45,062   3,218,700  SH       Shared-Defined  01 02    2,683,800      -      534,900
Digital Realty Trust      COM   253868103     33,105     569,400  SH       Shared-Defined  01 02      473,700      -       95,700
Dupont Fabros Technology  COM   26613Q106     62,763   2,588,180  SH       Shared-Defined  01 02    2,183,680      -      404,500
Entertainment Pptys Trust COM   29380T105     72,299   1,544,192  SH       Shared-Defined  01 02    1,238,592      -      305,600
Equity Lifestyle
 Properties               COM   29472R108     29,596     513,375  SH       Shared-Defined  01 02      426,575      -       86,800
Equity Residential        COM   29476L107    286,247   5,074,406  SH       Shared-Defined  01 02    3,996,206      -    1,078,200
Essex Property Trust Inc  COM   297178105     25,182     203,080  SH       Shared-Defined  01 02      167,080      -       36,000
Excel Trust Inc           COM   30068C109      2,636     223,600  SH       Shared-Defined  01 02      177,800      -       45,800
Extra Space Storage Inc.  COM   30225T102     78,672   3,798,759  SH       Shared-Defined  01 02    3,170,059      -      628,700
Federal Realty Invs Trust COM   313747206    144,350   1,769,865  SH       Shared-Defined  01 02    1,363,365      -      406,500
First Potomac Realty
 Trust                    COM   33610F109     47,837   3,037,296  SH       Shared-Defined  01 02    2,579,196      -      458,100
Getty Realty Corp.        COM   374297109      4,805     210,000  SH       Shared-Defined  01 02      210,000      -            -
HCP Inc.                  COM   40414L109    186,486   4,915,293  SH       Shared-Defined  01 02    3,868,993      -    1,046,300
Health Care Reit Inc.     COM   42217K106     30,546     582,486  SH       Shared-Defined  01 02      482,486      -      100,000
Highwoods Properties      COM   431284108      1,926      55,000  SH       Shared-Defined  01 02       55,000      -            -
Host Hotels & Resorts     COM   44107P104    155,683   8,840,582  SH       Shared-Defined  01 02    6,852,782      -    1,987,800
Kilroy Realty Corp.       COM   49427F108     82,937   2,135,890  SH       Shared-Defined  01 02    1,803,390      -      332,500
Kite Realty Group         COM   49803T102     15,076   2,839,168  SH       Shared-Defined  01 02    2,372,568      -      466,600
Liberty Property Trust    COM   531172104    127,246   3,867,648  SH       Shared-Defined  01 02    3,002,648      -      865,000
Macerich Company (the)    COM   554382101    113,363   2,288,780  SH       Shared-Defined  01 02    1,860,517      -      428,263
Mack Cali Realty Corp     COM   554489104      4,068     120,000  SH       Shared-Defined  01 02      120,000      -            -
National Retail
 Properties               COM   637417106     30,804   1,178,873  SH       Shared-Defined  01 02    1,021,473      -      157,400
Nationwide Health
 Properties Inc.          COM   638620104    146,661   3,448,414  SH       Shared-Defined  01 02    2,730,514      -      717,900

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
Omega Healthcare
 Investors                COM   681936100     66,528   2,977,972  SH       Shared-Defined  01 02    2,526,772      -      451,200
Pebblebrook Hotel Trust   COM   70509V100     29,123   1,314,805  SH       Shared-Defined  01 02    1,085,205      -      229,600
Piedmont Office Realty
 Trust                    COM   720190206     36,591   1,885,176  SH       Shared-Defined  01 02    1,457,876             427,300
Plum Creek Timber Co.     COM   729251108      1,156      26,500  SH       Shared-Defined  01 02       13,200      -       13,300
Public Storage Inc.       COM   74460D109    203,492   1,834,747  SH       Shared-Defined  01 02    1,425,747      -      409,000
Ramco Gershenson
 Properties               COM   751452202     13,725   1,095,400  SH       Shared-Defined  01 02      915,200      -      180,200
Realty Income Corp        COM   756109104      6,197     177,300  SH       Shared-Defined  01 02      166,700      -       10,600
Regency Centers Corp.     COM   758849103     68,602   1,577,789  SH       Shared-Defined  01 02    1,311,289      -      266,500
Retail Opportunity
 Investments Corp.        COM   76131N101     29,933   2,736,108  SH       Shared-Defined  01 02    2,135,108      -      601,000
Senior Housing Properties
 Trust                    COM   81721M109      2,074      90,000  SH       Shared-Defined  01 02       90,000      -            -
Simon Property Group      COM   828806109    425,272   3,968,568  SH       Shared-Defined  01 02    3,123,901      -      844,667
Starwood Hotels & Resorts COM   85590A401     54,288     934,069  SH       Shared-Defined  01 02      756,269      -      177,800
Taubman Centers Inc.      COM   876664103     11,177     208,599  SH       Shared-Defined  01 02      171,499      -       37,100
Vornado Realty Trust      COM   929042109    180,085   2,058,109  SH       Shared-Defined  01 02    1,619,276      -      438,833
                                          ---------- -----------                                   ---------- ------ ------------
Column Totals                              3,779,020  98,491,146                                   79,507,088      -   18,984,058
                                          ---------- -----------                                   ---------- ------ ------------